Distribution Date:	10/17/23	JPMBB Commercial Mortgage Securities Trust 2014-C22
Determination Date:	10/11/23
Next Distribution Date:	11/17/23
Record Date:	09/29/23	Commercial Mortgage Pass-Through Certificates
Series 2014-C22

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	4		Brian Baker	(212) 834-3813
Certificate Interest Reconciliation Detail	5		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	6
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Additional Information	7
			1901 Harrison Street | Oakland, CA 94612 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	LNR Partners, LLC
Bond / Collateral Reconciliation - Balances	9		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
Current Mortgage Loan and Property Stratification	10-14		2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	15-17	Senior Trust Advisor	Pentalpha Surveillance LLC
Mortgage Loan Detail (Part 2)	18-20		Don Simon	(203) 660-6100
Principal Prepayment Detail	21		PO Box 4839 | Greenwich, CT 06831 | United States
Historical Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	23		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	25
		Trustee	Wilmington Trust, National Association
Specially Serviced Loan Detail - Part 2	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Modified Loan Detail	27		1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	46642NBA3	1.451000%	47,120,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	46642NBB1	3.037400%	29,158,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3A1	46642NBC9	3.537900%	175,000,000.00	95,768,039.05	3,361,113.40	282,348.12	0.00	0.00	3,643,461.52	92,406,925.65	36.72%	30.00%
A-3A2	46642NAA4	3.537900%	75,000,000.00	41,043,445.30	1,440,477.17	121,006.34	0.00	0.00	1,561,483.51	39,602,968.13	36.72%	30.00%
A-4	46642NBD7	3.801200%	355,389,000.00	355,389,000.00	0.00	1,125,753.89	0.00	0.00	1,125,753.89	355,389,000.00	36.72%	30.00%
A-SB	46642NBE5	3.503600%	102,553,000.00	13,050,349.03	1,887,774.69	38,102.67	0.00	0.00	1,925,877.36	11,162,574.34	36.72%	30.00%
A-S	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00	26.76%	23.00%
B	46642NBJ4	4.559134%	58,816,000.00	58,816,000.00	0.00	223,458.36	0.00	0.00	223,458.36	58,816,000.00	19.30%	17.75%
C	46642NBK1	4.559134%	47,614,000.00	47,614,000.00	0.00	180,898.84	0.00	0.00	180,898.84	47,614,000.00	13.25%	13.50%
D	46642NAJ5	4.559134%	61,617,000.00	61,617,000.00	0.00	234,100.14	0.00	0.00	234,100.14	61,617,000.00	5.43%	8.00%
E*	46642NAL0	3.219000%	28,008,000.00	28,008,000.00	0.00	17,725.19	0.00	0.00	17,725.19	28,008,000.00	1.88%	5.50%
F	46642NAN6	3.219000%	12,604,000.00	12,604,000.00	0.00	0.00	0.00	0.00	0.00	12,604,000.00	0.28%	4.37%
G	46642NAQ9	3.219000%	14,003,000.00	2,195,445.42	0.00	0.00	0.00	224.34	0.00	2,195,221.08	0.00%	3.13%
NR	46642NAS5	3.219000%	35,010,270.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
UHP	46642NAU0	4.708400%	15,099,000.00	15,099,000.00	0.00	59,243.44	0.00	0.00	59,243.44	15,099,000.00	0.00%	0.00%
LP	NA	0.000000%	100.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Z	46642NAY2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	46642NAW6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,135,413,371.01	809,626,278.80	6,689,365.26	2,551,199.66	0.00	224.34	9,240,564.92	802,936,689.20

X-A	46642NBF2	0.784882%	862,642,000.00	583,672,833.38	0.00	381,761.93	50,953.41	0.00	432,715.34	576,983,468.12
X-C	46642NAC0	1.340134%	28,008,000.00	28,008,000.00	0.00	31,278.73	0.00	0.00	31,278.73	28,008,000.00
X-D	46642NAE6	1.340134%	26,607,000.00	14,799,445.42	0.00	16,527.70	0.00	0.00	16,527.70	14,799,221.08

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-E	46642NAG1	4.559134%	35,010,270.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Notional SubTotal			952,267,270.00	626,480,278.80	0.00	429,568.36	50,953.41	0.00	480,521.77	619,790,689.20

Deal Distribution Total					6,689,365.26	2,980,768.02	50,953.41	224.34	9,721,086.69

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	46642NBA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	46642NBB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3A1	46642NBC9	547.24593743	19.20636229	1.61341783	0.00000000	0.00000000	0.00000000	0.00000000	20.81978011	528.03957514
A-3A2	46642NAA4	547.24593733	19.20636227	1.61341787	0.00000000	0.00000000	0.00000000	0.00000000	20.81978013	528.03957507
A-4	46642NBD7	1,000.00000000	0.00000000	3.16766667	0.00000000	0.00000000	0.00000000	0.00000000	3.16766667	1,000.00000000
A-SB	46642NBE5	127.25467836	18.40779587	0.37154125	0.00000000	0.00000000	0.00000000	0.00000000	18.77933712	108.84688249
A-S	46642NBH8	1,000.00000000	0.00000000	3.42458328	0.00000000	0.00000000	0.00000000	0.00000000	3.42458328	1,000.00000000
B	46642NBJ4	1,000.00000000	0.00000000	3.79927843	0.00000000	0.00000000	0.00000000	0.00000000	3.79927843	1,000.00000000
C	46642NBK1	1,000.00000000	0.00000000	3.79927836	0.00000000	0.00000000	0.00000000	0.00000000	3.79927836	1,000.00000000
D	46642NAJ5	1,000.00000000	0.00000000	3.79927845	0.00000000	0.00000000	0.00000000	0.00000000	3.79927845	1,000.00000000
E	46642NAL0	1,000.00000000	0.00000000	0.63286168	2.04963832	2.04963832	0.00000000	0.00000000	0.63286168	1,000.00000000
F	46642NAN6	1,000.00000000	0.00000000	0.00000000	2.68250000	31.16302999	0.00000000	0.00000000	0.00000000	1,000.00000000
G	46642NAQ9	156.78393344	0.00000000	0.00000000	0.42057273	99.67307934	0.00000000	0.01602085	0.00000000	156.76791259
NR	46642NAS5	0.00000000	0.00000000	0.00000000	0.00000000	101.16996299	0.00000000	0.00000000	0.00000000	0.00000000
UHP	46642NAU0	1,000.00000000	0.00000000	3.92366647	0.00000000	0.00235976	0.00000000	0.00000000	3.92366647	1,000.00000000
LP	NA	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
Z	46642NAY2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	46642NAW6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	46642NBF2	676.61073004	0.00000000	0.44254967	0.00000000	0.00000000	0.05906669	0.00000000	0.50161636	668.85622091
X-C	46642NAC0	1,000.00000000	0.00000000	1.11677842	0.00000000	0.00000000	0.00000000	0.00000000	1.11677842	1,000.00000000
X-D	46642NAE6	556.22375390	0.00000000	0.62117864	0.00000000	0.00000000	0.00000000	0.00000000	0.62117864	556.21532228
X-E	46642NAG1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3A1	09/01/23 - 09/30/23	30	0.00	282,348.12	0.00	282,348.12	0.00	0.00	0.00	282,348.12	0.00
A-3A2	09/01/23 - 09/30/23	30	0.00	121,006.34	0.00	121,006.34	0.00	0.00	0.00	121,006.34	0.00
A-4	09/01/23 - 09/30/23	30	0.00	1,125,753.89	0.00	1,125,753.89	0.00	0.00	0.00	1,125,753.89	0.00
A-SB	09/01/23 - 09/30/23	30	0.00	38,102.67	0.00	38,102.67	0.00	0.00	0.00	38,102.67	0.00
X-A	09/01/23 - 09/30/23	30	0.00	381,761.93	0.00	381,761.93	0.00	0.00	0.00	381,761.93	0.00
X-C	09/01/23 - 09/30/23	30	0.00	31,278.73	0.00	31,278.73	0.00	0.00	0.00	31,278.73	0.00
X-D	09/01/23 - 09/30/23	30	0.00	16,527.70	0.00	16,527.70	0.00	0.00	0.00	16,527.70	0.00
X-E	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/23 - 09/30/23	30	0.00	268,562.67	0.00	268,562.67	0.00	0.00	0.00	268,562.67	0.00
B	09/01/23 - 09/30/23	30	0.00	223,458.36	0.00	223,458.36	0.00	0.00	0.00	223,458.36	0.00
C	09/01/23 - 09/30/23	30	0.00	180,898.84	0.00	180,898.84	0.00	0.00	0.00	180,898.84	0.00
D	09/01/23 - 09/30/23	30	0.00	234,100.14	0.00	234,100.14	0.00	0.00	0.00	234,100.14	0.00
E	09/01/23 - 09/30/23	30	0.00	75,131.46	0.00	75,131.46	57,406.27	0.00	0.00	17,725.19	57,406.27
F	09/01/23 - 09/30/23	30	358,968.60	33,810.23	0.00	33,810.23	33,810.23	0.00	0.00	0.00	392,778.83
G	09/01/23 - 09/30/23	30	1,389,832.85	5,889.28	0.00	5,889.28	5,889.28	0.00	0.00	0.00	1,395,722.13
NR	N/A	N/A	3,541,987.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,541,987.72
UHP	09/01/23 - 09/30/23	30	35.63	59,243.44	0.00	59,243.44	0.00	0.00	0.00	59,243.44	35.63
Totals			5,290,824.80	3,077,873.80	0.00	3,077,873.80	97,105.78	0.00	0.00	2,980,768.02	5,387,930.58

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	46642NBH8	4.109500%	78,422,000.00	78,422,000.00	0.00	268,562.67	0.00	0.00	268,562.67	78,422,000.00
A-S (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	46642NBJ4	4.559134%	58,816,000.00	58,816,000.00	0.00	223,458.36	0.00	0.00	223,458.36	58,816,000.00
B (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	46642NBK1	4.559134%	47,614,000.00	47,614,000.00	0.00	180,898.84	0.00	0.00	180,898.84	47,614,000.00
C (EC)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			184,852,000.03	184,852,000.00	0.00	672,919.87	0.00	0.00	672,919.87	184,852,000.00

Exchangeable Certificate Details
EC	46642NBL9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

		Additional Information

	Total Available Distribution Amount (1)	9,721,086.69
Specially Serviced Loan not Delinquent (2)
	Number of Outstanding Loans	2
	Aggregate Unpaid Principal Balance	45,826,349.49
(1)	The Available Distribution Amount includes any Prepayment Premiums.
(2)	Indicates loans in special servicing with a loan status of ‘0’, Current.

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,090,254.12	Master Servicing Fee	7,927.37
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	2,488.75
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	337.34
ARD Interest	0.00	Senior Trust Advisor Fee	1,416.82
Net Prepayment Interest Excess / (Shortfall)	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,090,254.12	Total Fees	12,380.29

Principal		Expenses/Reimbursements
Scheduled Principal	1,657,862.68	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	86,678.09
Principal Prepayments	5,031,726.92	Special Servicing Fees (Monthly)	10,241.69
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	(224.34)	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	186.00
Total Principal Collected	6,689,365.26	Total Expenses/Reimbursements	97,105.78

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	50,953.41	Interest Distribution	2,980,768.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	6,689,365.26
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	50,953.41
		Borrower Option Extension Fees	0.00
Total Other Collected	50,953.41	Total Payments to Certificateholders and Others	9,721,086.69
Total Funds Collected	9,830,572.79	Total Funds Distributed	9,830,572.76

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	794,527,278.80	794,527,278.80	Beginning Certificate Balance	809,626,278.80
(-) Scheduled Principal Collections	1,657,862.68	1,657,862.68	(-) Principal Distributions	6,689,365.26
(-) Unscheduled Principal Collections	5,031,726.92	5,031,726.92	(-) Realized Losses	224.34
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	224.34
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	224.34	224.34	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	787,837,689.20	787,837,689.20	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	795,150,486.73	795,150,486.73	Ending Certificate Balance	802,936,689.20
Ending Actual Collateral Balance	788,565,864.65	788,565,864.65

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.56%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	184,787,937.43	23.46%	8	4.6487	NAP	Defeased	23	184,787,937.43	23.46%	8	4.6487	NAP
	9,999,999 or less	21	110,645,380.25	14.04%	9	4.6941	1.810836	1.35 or less	11	195,730,893.23	24.84%	9	4.6746	0.824683
10,000,000 to 19,999,999		9	121,494,764.74	15.42%	22	4.5303	1.509971	1.36 to 1.45	3	9,295,297.42	1.18%	8	4.8826	1.381358
20,000,000 to 24,999,999		1	22,534,024.04	2.86%	10	5.0315	0.710900	1.46 to 1.55	4	51,987,888.03	6.60%	10	4.4649	1.529811
25,000,000 to 49,999,999		4	122,920,399.31	15.60%	10	4.4818	1.357273	1.56 to 1.65	2	47,342,871.52	6.01%	10	4.4424	1.625670
	50,000,000 or greater	3	225,455,183.43	28.62%	9	4.4942	1.961799	1.66 to 1.80	2	12,951,591.93	1.64%	9	4.5478	1.687105
	Totals	61	787,837,689.20	100.00%	11	4.5775	1.645636	1.81 to 2.00	3	18,808,763.43	2.39%	9	4.6806	1.896217
								2.01 or greater	13	266,932,446.21	33.88%	15	4.4865	2.325308
								Totals	61	787,837,689.20	100.00%	11	4.5775	1.645636
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	50	184,787,937.43	23.46%	8	4.6487	NAP
							Defeased	50	184,787,937.43	23.46%	8	4.6487	NAP
Arizona	2	19,713,193.71	2.50%	9	4.5154	1.570981
							Lodging	4	80,824,248.16	10.26%	9	4.6575	1.271433
California	8	118,961,107.25	15.10%	9	4.6393	1.413231
							Mixed Use	5	97,074,903.52	12.32%	10	4.6002	1.311430
Florida	3	69,607,271.14	8.84%	10	4.4534	1.808721
							Mobile Home Park	1	3,443,736.85	0.44%	9	4.6400	1.851200
Hawaii	1	8,568,915.74	1.09%	10	4.5600	2.059900
							Multi-Family	2	7,498,363.62	0.95%	9	4.7428	2.397699
Illinois	4	12,153,388.08	1.54%	12	4.6645	1.725697
							Office	14	296,130,210.19	37.59%	9	4.4773	1.772747
Maine	1	277,388.94	0.04%	130	4.7200	2.427000
							Retail	14	97,154,310.23	12.33%	9	4.6045	1.794526
Massachusetts	2	13,710,762.73	1.74%	12	4.5558	(1.239976)
							Self Storage	12	20,923,979.20	2.66%	85	4.7571	2.639767
Michigan	5	37,569,760.51	4.77%	10	4.9452	1.261645
							Totals	102	787,837,689.20	100.00%	11	4.5775	1.645636
New Jersey	2	92,358,670.93	11.72%	9	4.3976	2.602643

New York	7	121,981,503.49	15.48%	20	4.5275	1.877305

Ohio	2	5,296,721.37	0.67%	16	4.6672	2.461516

Oklahoma	1	2,905,257.82	0.37%	9	4.6500	1.409100

Pennsylvania	1	199,373.23	0.03%	130	4.7200	2.427000

South Carolina	1	1,999,868.51	0.25%	9	4.7750	3.830400

Tennessee	5	21,551,197.86	2.74%	11	4.4742	1.926655

Texas	3	35,738,354.41	4.54%	11	4.6609	0.310984

Vermont	1	225,378.57	0.03%	130	4.7200	2.427000

Washington, DC	1	26,254,828.80	3.33%	10	4.3715	1.536500

Wisconsin	2	13,976,808.67	1.77%	10	4.6582	1.868140

Totals	102	787,837,689.20	100.00%	11	4.5775	1.645636

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	184,787,937.43	23.46%	8	4.6487	NAP	Defeased	23	184,787,937.43	23.46%	8	4.6487	NAP
	4.40000% or less	3	81,587,778.49	10.36%	10	4.3729	1.883240	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.40001% to 4.60000%	13	291,222,436.40	36.96%	9	4.4752	1.897179	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.60001% to 4.80000%	15	182,889,924.43	23.21%	18	4.6496	1.309631	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.80001% to 5.00000%	4	18,462,645.58	2.34%	9	4.9254	2.112926	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.00001% or greater	3	28,886,966.87	3.67%	10	5.0526	0.840818	49 months or greater	38	603,049,751.77	76.54%	12	4.5557	1.673109
	Totals	61	787,837,689.20	100.00%	11	4.5775	1.645636	Totals	61	787,837,689.20	100.00%	11	4.5775	1.645636
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	184,787,937.43	23.46%	8	4.6487	NAP	Defeased	23	184,787,937.43	23.46%	8	4.6487	NAP
	60 months or less	37	590,022,868.26	74.89%	9	4.5521	1.656464	Interest Only	5	139,155,057.74	17.66%	9	4.4762	1.890834
61 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	239 months or less	4	33,666,761.53	4.27%	10	4.9884	0.867024
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	240 to 299 months	28	417,201,048.99	52.96%	9	4.5422	1.641996
	Totals	60	774,810,805.69	98.35%	9	4.5751	1.632499	300 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	774,810,805.69	98.35%	9	4.5751	1.632499
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	23	184,787,937.43	23.46%	8	4.6487	NAP	60 months or less	0	0.00	0.00%	0	0.0000	0.000000
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000	61 months to 120 months	0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	37	589,529,694.03	74.83%	12	4.5557	1.741103	121 months or greater	1	13,026,883.51	1.65%	130	4.7200	2.427000
	13 to 24 months	1	13,520,057.74	1.72%	10	4.5535	(1.291700)	Totals	1	13,026,883.51	1.65%	130	4.7200	2.427000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	61	787,837,689.20	100.00%	11	4.5775	1.645636
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	883100262	OF	Long Island City	NY	Actual/360	4.456%	310,891.25	142,775.61	0.00	N/A	07/06/24	--	83,722,958.09	83,580,182.48	10/06/23
2	302360002	OF	East Rutherford	NJ	Actual/360	4.410%	279,502.12	0.00	0.00	N/A	07/01/24	--	76,055,000.00	76,055,000.00	10/01/23
4	302360004	LO	Sunnyvale	CA	Actual/360	4.640%	254,926.26	109,205.35	0.00	N/A	07/01/24	--	65,929,206.30	65,820,000.95	10/01/23
5	883100268	Various Various		Various	Actual/360	4.705%	165,835.42	146,307.26	0.00	N/A	08/06/24	05/06/24	42,295,963.62	42,149,656.36	10/06/23
6	302360006	MU	Miami	FL	Actual/360	4.388%	142,946.00	67,063.58	0.00	N/A	08/01/24	--	39,096,342.34	39,029,278.76	10/01/23
7	302360007	OF	Houston	TX	Actual/360	4.625%	124,734.71	53,810.63	0.00	N/A	08/01/24	--	32,360,102.38	32,306,291.75	11/01/22
8	302360008	OF	Washington	DC	Actual/360	4.372%	95,831.39	51,396.87	0.00	N/A	08/01/24	--	26,306,225.67	26,254,828.80	10/01/23
9	302360009	OF	Nashville	TN	Actual/360	4.433%	61,008.18	83,261.70	0.00	N/A	07/01/24	--	16,516,597.04	16,433,335.34	10/01/23
10	302360010	MU	Livonia	MI	Actual/360	5.032%	94,774.38	69,425.16	0.00	N/A	08/01/24	--	22,603,449.20	22,534,024.04	10/01/23
11	302360011	SS	Various	Various	Actual/360	4.720%	51,878.95	162,680.85	0.00	N/A	08/01/34	--	13,189,564.36	13,026,883.51	10/01/23
12	302360012	RT	Various	Various	Actual/360	4.558%	96,212.42	0.00	0.00	N/A	07/01/24	--	25,330,000.00	25,330,000.00	10/01/23
13	302360013	MF	Houston	TX	Actual/360	4.400%	65,065.32	37,089.91	0.00	N/A	07/01/24	--	17,745,086.76	17,707,996.85	10/01/23
16	883100276	RT	Various	NY	Actual/360	4.605%	60,898.43	37,073.73	0.00	N/A	07/06/24	--	15,869,297.85	15,832,224.12	10/06/23
17	883100264	MF	Stephenville	TX	Actual/360	4.520%	50,881.56	42,567.32	0.00	N/A	07/06/24	01/06/24	13,508,378.44	13,465,811.12	10/06/23
18	302360018	OF	Basking Ridge	NJ	Actual/360	4.340%	59,068.08	28,517.75	0.00	N/A	06/01/24	--	16,332,188.68	16,303,670.93	10/01/23
21	302360021	OF	Wollaston	MA	Actual/360	4.553%	51,302.99	0.00	0.00	N/A	08/01/24	--	13,520,057.74	13,520,057.74	05/01/23
22	883100255	MU	San Francisco	CA	Actual/360	4.555%	51,718.23	0.00	0.00	N/A	07/06/24	--	13,625,000.00	13,625,000.00	10/06/23
23	695100320	MU	Tucson	AZ	Actual/360	4.572%	43,007.61	26,484.63	0.00	N/A	07/06/24	--	11,288,085.35	11,261,600.72	10/06/23
24	302360024	MH	Palm Desert	CA	Actual/360	4.548%	43,566.89	23,528.34	0.00	N/A	04/01/24	--	11,493,956.87	11,470,428.53	10/01/23
25	883100275	RT	Orlando	FL	Actual/360	4.500%	40,829.92	20,985.69	0.00	N/A	07/06/24	--	10,887,978.07	10,866,992.38	10/06/23
26	302360026	MF	Waco	TX	Actual/360	4.780%	38,508.89	22,343.00	0.00	N/A	03/01/24	--	9,667,504.02	9,645,161.02	10/01/23
27	302360027	OF	Pittsburgh	PA	Actual/360	4.580%	19,447.22	5,095,341.23	0.00	N/A	06/01/29	--	5,095,341.23	0.00	10/01/23
29	883100254	MU	San Francisco	CA	Actual/360	4.555%	40,330.73	0.00	0.00	N/A	07/06/24	--	10,625,000.00	10,625,000.00	10/06/23
30	695100310	SS	Fayetteville	GA	Actual/360	4.553%	32,529.20	19,474.41	0.00	N/A	07/06/24	--	8,573,476.27	8,554,001.86	10/06/23
32	883100269	OF	Syracuse	NY	Actual/360	4.675%	32,507.06	19,206.56	0.00	N/A	08/06/24	--	8,344,059.01	8,324,852.45	10/06/23
33	883100267	LO	Goodlettsville	TN	Actual/360	4.600%	18,546.66	58,464.76	0.00	N/A	08/06/24	--	4,838,259.42	4,779,794.66	10/06/23
34	695100321	OF	Chandler	AZ	Actual/360	4.569%	35,472.64	15,606.70	0.00	N/A	07/06/24	--	9,316,518.12	9,300,911.42	10/06/23
35	302360035	OF	El Segundo	CA	Actual/360	4.700%	32,636.88	19,226.90	0.00	N/A	07/01/24	--	8,332,819.66	8,313,592.76	10/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
36	883100261	RT	Gilbert	AZ	Actual/360	4.440%	31,331.82	16,465.20	0.00	N/A	07/06/24	--	8,468,058.19	8,451,592.99	10/06/23
37	695100331	RT	Wailuku	HI	Actual/360	4.560%	32,616.32	14,327.29	0.00	N/A	08/06/24	--	8,583,243.03	8,568,915.74	10/06/23
38	302360038	MH	Medley	FL	Actual/360	4.700%	29,373.19	17,304.21	0.00	N/A	05/01/24	--	7,499,537.92	7,482,233.71	10/01/23
39	695100323	OF	Encino	CA	Actual/360	4.575%	31,685.66	13,909.04	0.00	N/A	07/06/24	--	8,310,991.62	8,297,082.58	10/06/23
40	695100318	OF	Los Angeles	CA	Actual/360	4.448%	30,168.05	13,896.97	0.00	N/A	07/06/24	--	8,138,861.32	8,124,964.35	10/06/23
41	302360041	MH	West Palm Beach	FL	Actual/360	4.480%	27,976.16	14,485.64	0.00	N/A	05/01/24	--	7,493,615.25	7,479,129.61	10/01/23
42	302360042	LO	Franklin	WI	Actual/360	4.699%	27,404.97	16,153.03	0.00	N/A	07/01/24	--	6,999,247.91	6,983,094.88	10/01/23
43	695100329	OF	Various	MI	Actual/360	4.995%	28,840.80	15,287.65	0.00	N/A	08/06/24	--	6,928,721.24	6,913,433.59	10/06/23
44	695100327	RT	West Bend	WI	Actual/360	4.618%	26,968.52	14,129.13	0.00	08/06/24	08/06/29	--	7,007,842.92	6,993,713.79	10/06/23
46	695100338	SS	South Gate	CA	Actual/360	4.833%	23,804.75	13,324.91	0.00	N/A	08/06/24	--	5,910,552.09	5,897,227.18	10/06/23
47	695100322	OF	City of Industry	CA	Actual/360	4.730%	21,368.94	12,459.82	0.00	N/A	07/06/24	--	5,421,294.30	5,408,834.48	10/06/23
48	695100319	MF	Columbus	OH	Actual/360	4.664%	19,459.25	11,606.80	0.00	N/A	07/06/24	--	5,006,667.54	4,995,060.74	10/06/23
49	695100328	RT	Bolingbrook	IL	Actual/360	4.618%	20,226.39	10,596.85	0.00	08/06/24	08/06/29	--	5,255,881.96	5,245,285.11	10/06/23
50	695100311	SS	Newnan	GA	Actual/360	4.553%	18,496.99	11,073.69	0.00	N/A	07/06/24	--	4,875,113.98	4,864,040.29	10/06/23
52	883100280	MU	Ithaca	NY	Actual/360	4.875%	20,224.41	9,675.85	0.00	N/A	08/06/24	05/06/24	4,978,317.01	4,968,641.16	10/06/23
53	695100315	MH	Augusta	GA	Actual/360	4.893%	18,796.84	10,369.73	0.00	N/A	07/06/24	--	4,609,894.37	4,599,524.64	10/06/23
54	302360054	RT	Ambler	PA	Actual/360	4.330%	16,638.60	9,732.70	0.00	N/A	05/01/24	--	4,611,159.62	4,601,426.92	10/01/23
55	695100332	RT	Ottawa	IL	Actual/360	4.655%	17,940.13	9,275.52	0.00	N/A	08/06/24	--	4,624,737.16	4,615,461.64	10/06/23
57	883100237	RT	New York	NY	Actual/360	4.827%	18,905.75	0.00	0.00	N/A	06/06/24	--	4,700,000.00	4,700,000.00	10/06/23
58	883100271	LO	South Bend	IN	Actual/360	5.075%	14,814.95	11,688.61	0.00	N/A	08/06/24	05/06/24	3,503,042.73	3,491,354.12	10/06/23
59	695100312	MF	Various	MI	Actual/360	4.953%	14,902.59	8,057.38	0.00	N/A	07/06/24	--	3,610,561.97	3,602,504.59	10/06/23
60	695100308	LO	Fort Worth	TX	Actual/360	5.010%	13,578.59	10,998.67	0.00	N/A	07/06/24	--	3,252,356.34	3,241,357.67	10/06/23
61	302360061	MH	Redding	CA	Actual/360	4.640%	13,346.82	8,027.24	0.00	N/A	07/01/24	--	3,451,764.09	3,443,736.85	10/01/23
62	883100252	RT	Atwater	CA	Actual/360	5.250%	13,658.30	10,311.61	0.00	N/A	07/06/24	--	3,121,896.77	3,111,585.16	10/06/23
63	695100307	MF	Nashville	TN	Actual/360	5.197%	13,734.81	6,849.90	0.00	N/A	07/06/24	--	3,171,401.39	3,164,551.49	10/06/23
65	883100235	RT	Staten Island	NY	Actual/360	4.966%	13,055.93	6,194.91	0.00	N/A	04/06/24	--	3,154,876.84	3,148,681.93	10/06/23
68	883100257	RT	Yukon	OK	Actual/360	4.650%	11,284.08	6,763.21	0.00	N/A	07/06/24	--	2,912,021.03	2,905,257.82	10/06/23
69	302360069	MH	Las Vegas	NV	Actual/360	4.650%	9,697.38	5,849.07	0.00	N/A	04/01/24	--	2,502,549.01	2,496,699.94	10/01/23

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					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
70	883100232	MF	Toledo	OH	Actual/360	5.068%	11,129.76	5,099.79	0.00	N/A	01/06/24	--	2,635,302.05	2,630,202.26	10/06/23
71	695100316	MF	Clinton Township	MI	Actual/360	4.900%	10,241.76	4,883.95	0.00	N/A	07/06/24	--	2,508,186.83	2,503,302.88	10/06/23
72	883100279	SS	Las Vegas	NV	Actual/360	4.580%	9,335.71	4,984.88	0.00	N/A	04/06/24	--	2,446,037.52	2,441,052.64	10/06/23
74	883100278	SS	Dallas	TX	Actual/360	4.580%	8,668.87	4,628.82	0.00	N/A	04/06/24	--	2,271,320.66	2,266,691.84	10/06/23
75	695100313	RT	Chicago	IL	Actual/360	4.797%	8,352.21	4,759.89	0.00	N/A	07/06/24	--	2,089,359.44	2,084,599.55	10/06/23
76	695100314	SS	Anderson	SC	Actual/360	4.775%	7,976.03	4,579.70	0.00	N/A	07/06/24	--	2,004,448.21	1,999,868.51	10/06/23
Totals							3,030,864.72	6,689,589.60	0.00				794,527,278.80	787,837,689.20
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,775,893.00	11,552,369.36	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	8,606,857.82	4,550,192.87	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,501,099.00	5,966,729.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	4,400,170.34	2,193,335.02	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	412,243.00	0.00	--	--	11/10/22	22,092,311.15	1,850,206.68	93,066.90	1,013,480.87	0.00	0.00
8	2,904,449.21	1,378,526.92	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,491,737.00	2,053,576.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1,881,445.29	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,857,908.10	8,035,584.95	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,571,677.00	1,382,630.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
16	1,469,815.09	784,623.66	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
18	2,961,984.90	1,711,641.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	21,622.93	(341,626.60)	01/01/22	06/30/22	12/12/22	522,815.56	11,956.21	49,219.90	257,328.52	0.00	0.00
22	997,261.00	210,923.72	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,287,907.45	592,468.53	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	1,626,506.00	348,773.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	11,843.64	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,595,272.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	387,002.60	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
32	975,606.85	544,665.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,255,185.96	1,178,719.71	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,048,629.95	533,996.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
36	1,156,653.88	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,035,761.78	302,146.74	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	913,893.00	430,856.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	592,423.89	471,974.59	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	1,230,498.25	514,062.62	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	903,482.79	283,262.50	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	1,151,331.40	606,691.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	791,662.88	492,745.42	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	802,132.52	434,808.53	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	404,798.28	186,479.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	486,601.08	0.00	--	--	--	0.00	0.00	0.00	0.00	1,471.21	0.00
61	522,405.00	241,881.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	374,844.50	186,555.15	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	319,061.00	79,765.00	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
68	325,139.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
70	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
71	316,491.00	216,547.45	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
72	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
75	271,634.37	141,113.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
76	622,778.00	291,545.50	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	83,864,864.51	47,944,568.64				22,615,126.71	1,862,162.89	142,286.80	1,270,809.39	13,314.85	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	302360027	5,031,726.92	Payoff w/ penalty	50,953.41	0.00
Totals		5,031,726.92		50,953.41	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/17/23	0	0.00	0	0.00	2	45,826,349.49	0	0.00	1	13,520,057.74	0	0.00	0	0.00	1	5,031,726.92	4.577504%	4.544708%	11
09/15/23	0	0.00	0	0.00	2	45,880,160.12	0	0.00	2	13,520,057.74	0	0.00	0	0.00	2	42,675,613.34	4.577612%	4.544698%	12
08/17/23	0	0.00	1	13,520,057.74	2	34,680,955.86	0	0.00	2	15,791,455.40	0	0.00	1	9,027,500.00	0	0.00	4.566244%	4.534447%	13
07/17/23	1	13,520,057.74	0	0.00	2	34,734,948.12	0	0.00	2	15,796,188.05	0	0.00	0	0.00	0	0.00	4.564983%	4.532880%	14
06/16/23	0	0.00	0	0.00	2	34,793,193.74	0	0.00	2	15,801,208.71	0	0.00	0	0.00	0	0.00	4.565095%	4.532991%	15
05/17/23	0	0.00	0	0.00	2	34,846,738.63	0	0.00	2	15,805,900.57	0	0.00	1	979,942.26	0	0.00	4.565201%	4.533097%	16
04/17/23	0	0.00	0	0.00	2	34,904,552.97	0	0.00	2	16,790,824.17	0	0.00	0	0.00	0	0.00	4.565298%	4.532940%	17
03/17/23	0	0.00	0	0.00	3	49,457,653.98	0	0.00	1	2,295,475.56	0	0.00	0	0.00	0	0.00	4.565403%	4.533045%	18
02/17/23	0	0.00	1	32,722,999.13	2	16,801,038.96	0	0.00	1	2,301,038.96	0	0.00	0	0.00	0	0.00	4.565519%	4.533161%	19
01/18/23	1	32,771,015.24	0	0.00	2	16,805,647.63	0	0.00	1	2,305,647.63	0	0.00	0	0.00	0	0.00	4.565622%	4.533264%	20
12/16/22	0	0.00	0	0.00	3	49,629,077.88	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.565725%	4.533366%	21
11/18/22	0	0.00	1	32,870,683.41	2	16,815,119.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.565830%	4.533471%	23
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
7	302360007	11/01/22	10	6	93,066.90	1,013,480.87	42,905.91	32,932,477.02	12/20/17	2
21	302360021	05/01/23	4	6	49,219.90	257,328.52	1,118,794.28	13,520,057.74	08/29/22	7			04/04/23
Totals					142,286.80	1,270,809.39	1,161,700.19	46,452,534.76
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		47,564,729	47,564,729	0		0
7 - 12 Months		715,007,078	669,180,728	32,306,292		13,520,058
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		25,265,882	25,265,882	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-23	787,837,689	742,011,340	0	0	32,306,292	13,520,058
Sep-23	794,527,279	748,647,119	0	0	32,360,102	13,520,058
Aug-23	872,685,848	824,484,834	0	0	32,409,558	15,791,455
Jul-23	883,244,095	834,989,089	0	0	32,458,818	15,796,188
Jun-23	884,855,523	836,542,272	0	0	32,512,043	15,801,209
May-23	886,373,801	838,007,005	0	0	32,560,896	15,805,901
Apr-23	888,953,151	839,548,598	0	0	32,613,729	16,790,824
Mar-23	890,459,056	841,001,402	0	0	47,162,178	2,295,476
Feb-23	892,221,706	842,697,668	0	32,722,999	14,500,000	2,301,039
Jan-23	893,714,644	844,137,982	32,771,015	0	14,500,000	2,305,648
Dec-22	895,201,658	845,572,580	0	0	49,629,078	0
Nov-22	896,770,925	847,085,122	0	32,870,683	16,815,120	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7	302360007	32,306,291.75	32,932,477.02	13,400,000.00	10/24/22	412,243.00	0.19240	12/31/22	08/01/24	249
21	302360021	13,520,057.74	13,520,057.74	13,800,000.00	10/05/22	(431,189.10)	(1.29170)	06/30/22	08/01/24	I/O
Totals		45,826,349.49	46,452,534.76	27,200,000.00		(18,946.10)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7	302360007	OF	TX	12/20/17	2

The Loan was transferred to LNR on 12/21/2017 for imminent default due to tenancy issues after several of the Property's tenants, Williams Morgan, P.C. (20,141 SF), Docs On Demand, Inc. (10,260 SF), Focus Exploration, LLC (7,944 SF), and

Mattress Discounters (3,991sf), vacated the Property. The Property is a 218,689 SF, 11 story office bldg on a 3.33 acre site located in Houston, Texas. As of 12/2022, NOI/DSCR/Occ was $445.5K/0.21x/48%. The Loan is in default as of the

11/6/2021 payment. Lender retained counsel and initiated the foreclosure process. Counsel sent NOD and Guarantor Demand letters 11/22/2021. Workout discussions between the Lender and Borrower to resolve the Borrower's default and recourse liability are ongoing.
21	302360021	OF	MA	08/29/22	7

REO Title Date: April 4, 2023. Description of Collateral: The Property is a 146K SF Class-B office located in Quincy, approximately six miles south of Boston, MA. The Property was constructed in 1985, renovated in 2006/2010 and consists of a single building on a 2.20-acre site along with an adjacent three story parking facility that contains approximately 360 parking spaces. The Property is currently 7% occupied since their single-tenant at the time (State Street Bank) vacated in 3/21.

Deferred Maintenance/Repair Issues: No major DM outstanding. Leasing Summary: Marketing vacant spaces. Marketing Summary: Asset is not currently listed for sale. JLL las been appointed as PM/leasing agent.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3	883100266	128,482,470.20	4.43400%	74,227,310.59 4.43400%		9	12/11/20	04/06/20	01/11/21
5	883100268	0.00	4.70500%	0.00	4.70500%	8	08/12/20	05/06/20	01/11/21
Totals		128,482,470.20		74,227,310.59
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	883100266	09/15/23	74,320,620.55	203,000,000.00	0.00	0.00	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19	42.75%
15	302211016	10/17/22	16,918,512.13	7,500,000.00	7,881,326.18	1,809,617.22	7,881,326.18	6,071,708.96	10,846,803.17	0.00	0.00	10,846,803.17	54.23%
31	695100324	08/17/22	8,869,874.87	8,200,000.00	8,072,353.28	1,764,450.60	8,072,353.28	6,307,902.68	2,561,972.19	(224.34)	513,688.72	2,048,283.47	20.38%
56	695100326	07/15/22	4,479,694.34	3,800,000.00	4,887,966.80	310,893.49	4,887,966.80	4,577,073.31	0.00	0.00	(10,968.16)	10,968.16	0.21%
73	695100325	09/15/23	2,271,397.66	2,000,000.00	1,196,932.16	773,739.65	1,196,932.16	423,192.51	1,848,205.15	0.00	0.00	1,848,205.15	68.45%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			106,860,099.55	224,500,000.00	22,038,578.42	4,658,700.96	22,038,578.42	17,379,877.46	47,320,427.70	(224.34)	502,720.56	46,817,707.14

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
3	883100266	09/15/23	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19	0.00	0.00	32,063,447.19
15	302211016	10/17/22	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17	0.00	0.00	10,846,803.17
31	695100324	10/17/23	0.00	0.00	2,048,283.47	0.00	0.00	224.34	0.00	0.00	2,048,283.47
		04/17/23	0.00	0.00	2,048,059.13	0.00	0.00	75.00	0.00	0.00
		01/18/23	0.00	0.00	2,047,984.13	0.00	0.00	(515,291.36)	0.00	0.00
		11/18/22	0.00	0.00	2,563,275.49	0.00	0.00	481.00	0.00	0.00
		10/17/22	0.00	0.00	2,562,794.49	0.00	0.00	822.30	0.00	0.00
		08/17/22	0.00	0.00	2,561,972.19	0.00	0.00	2,561,972.19	0.00	0.00
56	695100326	10/17/22	0.00	0.00	10,968.16	0.00	0.00	341.76	0.00	0.00	11,309.92
		07/25/22	0.00	0.00	0.00	0.00	0.00	10,968.16	0.00	0.00
73	695100325	09/15/23	0.00	0.00	1,848,205.15	0.00	0.00	1,848,205.15	0.00	0.00	1,848,205.15
Current Period Totals			0.00	0.00	0.00	0.00	0.00	224.34	0.00	0.00	224.34
Cumulative Totals			0.00	0.00	46,817,707.14	0.00	0.00	46,818,048.90	0.00	0.00	46,818,048.90

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	6,741.69	0.00	0.00	84,696.40	0.00	0.00	0.00	0.00	186.00	0.00
21	0.00	0.00	3,500.00	0.00	0.00	1,981.69	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	10,241.69	0.00	0.00	86,678.09	0.00	0.00	0.00	0.00	186.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		97,105.78

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Supplemental Notes
September 2023 Revision

Servicer revised payoff on loan 883100266 from Payoff prior to maturity (code 2) to DPO (code 6). Also for Loan 883100266, a full month's interest was not collected which resulted in an interest shortfall of 111,922.74

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